Non-Controlling Interest in Consolidated Subsidiaries - Options (Details) - MXN ($) $ in Millions		12 Months Ended
	Dec. 13, 2019	Dec. 31, 2022	Dec. 31, 2019
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Intrinsic value of derivative instrument		$ 0
Grupo Socofar
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Percentage of ownership interest of subsidiary	40.00%		100.00%
NW Synergy Holdings LLC.
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Percentage of ownership interest of subsidiary		89.50%
Option to exercise right to require sale of interest, term		90 days
FEMSA Comercio Health Division
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Ownership under option, as a percent	40.00%
Open Market
Disclosure Of Non Controlling Interest In Consolidated Subsidiaries [line items]
Ownership under option, as a percent		20.00%
Percentage of ownership interest of subsidiary		20.00%